Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
Owners of Turkcell Iletisim Hizmetleri AS	₺ 2,398,930	₺ 1,968,102	₺ 1,594,465
Profit for the year	2,177,335	2,037,759	1,543,803
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	12,699	(3,738)	(34,532)
Income tax relating to remeasurements of employee termination benefits	(2,794)	748	7,066
Remeasurements of employee benefits, net of tax	9,905	(2,990)	(27,466)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	424,817	27,959	63,920
Exchange differences arising from discontinued operations	425,371	72,190	154,552
Cash flow hedges - effective portion of changes in fair value	630,191
Cash flow hedges - reclassified to profit or loss	(611,035)
Cost of hedging reserve - changes in fair value	(390,267)
Cost of hedging reserve - reclassified to profit or loss	42,665
Income tax relating to these items	(154,409)	(107,299)	(87,381)
-Income tax relating to exchange differences	(226,667)	(107,299)	(87,381)
-Income tax relating to cash flow hedges	72,258
Items that may be reclassified to profit or loss, net of tax	367,333	(7,150)	131,091
Other comprehensive income (loss) for the year, net of income tax	377,238	(10,140)	103,625
Total comprehensive income for the year	2,554,573	2,027,619	1,647,428
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	2,398,930	1,968,102	1,594,465
Non-controlling interests	155,643	59,517	52,963
Total comprehensive income for the year	2,554,573	2,027,619	1,647,428
Owners of Turkcell Iletisim Hizmetleri AS	2,398,930	1,968,102	1,594,465
Continuing operations [member]
Statement [LineItems]
Owners of Turkcell Iletisim Hizmetleri AS	1,957,396	1,903,109	1,496,209
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	1,957,396	1,903,109	1,496,209
Owners of Turkcell Iletisim Hizmetleri AS	1,957,396	1,903,109	1,496,209
Discontinued operations [member]
Statement [LineItems]
Owners of Turkcell Iletisim Hizmetleri AS	441,534	64,993	98,256
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	441,534	64,993	98,256
Owners of Turkcell Iletisim Hizmetleri AS	₺ 441,534	₺ 64,993	₺ 98,256